Stock-Based Compensation (Summary of Fair Value Determination Assumptions) (Details) - yr	12 Months Ended		24 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Stock-Based Compensation [abstract]
Risk-free interest rate (%)	1.34%	0.87%
Expected volatility (%)	64.60%	64.90%
Expected life in years	6	6
Expected dividend